Interim Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) $ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 5,106	$ 6,494	$ 10,742
Cost of revenues		(3,826)	(4,866)	(7,908)
Gross profit		1,280	1,628	2,834
Operating expenses:
Selling and marketing expenses		(84)	(107)	(86)
General and administrative expenses		(1,528)	(1,943)	(2,181)
Total operating expenses		(1,612)	(2,050)	(2,267)
Income/(loss) from operations		(332)	(422)	567
Other income/(expense):
Other income		211	268	554
Interest expense		(187)	(238)	(236)
Other expense		(330)	(420)	(64)
Change in fair value in financial instrument				(49)
Total other income (loss)		(306)	(390)	205
Income/(loss) before tax expense		(638)	(812)	772
Income tax expense		(16)	(20)	(174)
Net income/(loss)		(654)	(832)	598
Other comprehensive income/(loss)
Foreign currency translation (loss)/gain, net		35	45	(29)
Total comprehensive income/(loss)		$ (619)	$ (787)	$ 569
Net income/(loss) per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ (0.12)	$ (0.15)	$ 0.12
Diluted | (per share)	[1]	$ (0.12)	$ (0.15)	$ 0.12
Weighted average number of ordinary shares used in computing net income/(loss) per share
Basic	[1]	5,306,666	5,306,666	5,006,666
Diluted	[1]	5,306,666	5,306,666	5,006,666

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the unaudited interim condensed consolidated financial statements